RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES, NET

	For the Years Ended December 31,
	2023	2022
Payroll and related expenses	$2,455	$3,558
Share-based compensation	407	387
Professional services	1,842	2,097
Materials	520	559
Patents	157	341
Rent	213	224
Office and maintenance expenses	55	100
Depreciation	106	102
Other	248	368
Less - grants	(279)	-
	$5,724	$7,736